PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment Net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Less: Accumulated depreciation	$ (25,438,066)	$ (19,181,277)
Property, plant and equipment Before Construction	167,105,172	120,810,735
Property, plant and equipment, net	170,477,361	125,646,486
Land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	275,000	282,000
Plant and machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	781,324	858,948
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	94,654	65,473
Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	381,118	252,150
Power stations
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	191,011,142	138,533,441
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 3,372,189	$ 4,835,751